Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related Party Transactions
Related Party Transactions

Note 13: Related Party Transactions

Interest-Charge Domestic International Sales Corporation (“IC-DISC”)

The Company had an affiliate, My Worldwide Market Place, Inc. which was an IC-DISC and was established February 12, 2013. The IC-DISC was owned by the same shareholders of the Company, pre-Merger. Effective December 31, 2022, IC-DISC was discontinued and there will be no future accruals or commissions paid out.

The IC-DISC was organized to manage sales to certain qualified customers and receive commissions from the Company for this activity. The commissions expenses were $0 and $1.8 million for the three months ended March 31, 2023, and 2022, and $2.8 million and $8.4 million for the nine months ended March 31, 2023, and 2022 respectively. The commission was determined under formulas and rules defined in the law and regulations of the US tax code, and under these regulations, the commission was deductible by the Company and results in a specified profit to the IC-DISC. This net profit was not subject to federal income tax. The IC-DISC distributed the profit to its stockholders, who were taxed on the income as a dividend. The owners of the IC-DISC elected to forgive the commissions earned for the twelve months ended December 31, 2022. The forgiveness of $6.6 million was recorded as a deemed capital contribution by the Company Stockholders.

Captive Insurance Policies

Bruce Ogilvie, Executive Chairman and a principal stockholder of Alliance, and Jeff Walker, Chief Executive Officer, a director, and a principal stockholder of Alliance, established two insurance companies: Airlie Protection Ins. Co., Inc. and Protection for You Ins. Co., Inc. These insurance companies insured the general assets, liabilities, and claims of Alliance through March 30, 2022, and were not renewed for future periods. Premium payments were allowed based on the Loan Agreement dated February 21, 2017. The Company was not a guarantor and did not have exposure in the event of a loss. Total captive policy expense for the three months March 31, 2023, and 2022, were $0.0 million and $0.54 million, respectively, and for the nine months ended March 31, 2023, and 2022, were $0.0 and $1.6 million, respectively, which are included in related party receivables on the consolidated balance sheets. Captive Claims receivable for nine months ended March 31, 2023, and 2022, were $0.0 and $1.0 million, respectively.

Other Related Party Transactions

In June 2022, two separate $250,000 promissory notes were executed between Adara and two of its then shareholders to provide cash to pay operating costs. The notes do not accrue interest and are payable no earlier than when the Merger closes or February 11, 2023. At March 31, 2023, $471,599 was outstanding under the Promissory Note.

During the three-month periods ended March 31, 2023, and 2022 and the nine-month periods ended March 31, 2023, and 2022, the Company had sales to a related party company owned by the Company’s shareholders of $1.2 million, $2.1 million, $3.5 million, and $6.9 million, respectively. During the same periods, the Company had costs incurred with another related party company in the amount of $1.4 million, $2.6 million, $6.8 million and $10.3 million, respectively.

Note 12: Related Party Transactions

Captive Insurance Policies

In addition to insurance policies as required by the Company’s loan agreement, which insure certain assets, liabilities and general operations of the Company, the Stockholders of the Company established two insurance companies; Guard Yourself Insurance Company, Ltd. and Super O Insurance Company, Ltd., replaced effective April 1, 2018, with the current new insurance companies, Airlie Protection Ins. Co., Inc. and Protection for You Ins. Co., Inc. These insurance companies additionally insure the general assets, liabilities and claims of the Company through March 30, 2022, and were not renewed for future periods. The entities are known as captive insurance companies. New policies cover the period of March 31, 2021, to March 30, 2022, and will incur an annual expense of $2.4 million. Premium payments are allowed based on the Loan Agreement dated February 21, 2017. The Company is not a guarantor and does not have exposure in the event of a loss. Total captive policy expense for years ending June 30, 2022, 2021, and 2020 was $1.6 million, $2.2 million, and $2.7 million, respectively. Total claims filed for the years ended June 30, 2022, 2021, and 2020 were $1.4 million, $1.4 million, and $0.9 million respectively. On June 30, 2022, and 2021, receivables from the captive insurance companies were $0.25 million and $1.5 million, respectively, which are included in related party receivables on the consolidated balance sheets.

Interest-Charge Domestic International Sales Corporation

The Company has an affiliate, My Worldwide Market Place, Inc. which is an IC-DISC and was established February 12, 2013. The IC-DISC is owned by the Company Stockholders.

The IC-DISC is organized to manage sales to certain qualified customers and receive commissions from the Company for this activity. The commissions expense ($9.9 million, $5.4 million, and $8.2 million for the years ended June 30, 2022, 2021, and 2020, respectively) was determined under formulas and rules defined in the law and regulations of the US tax code. Under these regulations, the commission is deductible by the Company and results in a specified profit to the IC-DISC. This net profit is not subject to Federal income tax. The IC-DISC distributes the profit to its Stockholders, who are taxed on the income as a dividend.

During the years ended June 30, 2022, 2021 and 2020, the Company had sales to a related party company owned by the Company’s shareholders of $7.1 million, $5.3 million, and $2.5 million, respectively. Also, during the years ended June 30, 2022, and 2021, the Company had costs incurred with another related party company in the amount of $13.0 million, and $3.0 million, respectively.